STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 6,119,815	$ 14,270,637
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(7,094,752)	(15,973,739)
Changes in assets and liabilities
Other assets	4,259	0
Accounts payable and accrued expenses	(15,973)	(534,316)
Accounts payable - affiliates	(443,708)	(6,195,140)
Net cash provided by (used in) operating activities	(1,430,359)	(8,432,558)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	7,094,498	15,955,684
Net cash provided by investing activities	7,094,498	15,955,684
Cash flows from financing activities
Distributions	(1,466,663)	(23,827,546)
Net cash used in financing activities	(1,466,663)	(23,827,546)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,197,476	(16,304,420)
Cash and cash equivalents, beginning	6,622,109	22,926,529
Cash and cash equivalents, ending	10,819,585	6,622,109
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	25,000
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)	0	182,795
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	(278,516)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	(95,721)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	278,516
Net cash provided by investing activities	0	278,516
Cash flows from financing activities
Distributions	0	(584,813)
Net cash used in financing activities	0	(584,813)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(402,018)
Cash and cash equivalents, beginning	0	402,018
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)	(47,101)	21,565
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(18,800)	(109,433)
Changes in assets and liabilities
Other assets	(75)	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,199	0
Net cash provided by (used in) operating activities	(63,777)	(87,868)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	18,800	109,433
Net cash provided by investing activities	18,800	109,433
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(44,977)	21,565
Cash and cash equivalents, beginning	576,004	554,439
Cash and cash equivalents, ending	531,027	576,004
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)	0	818,126
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	(856,766)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	(38,640)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	856,766
Net cash provided by investing activities	0	856,766
Cash flows from financing activities
Distributions	0	(7,318,360)
Net cash used in financing activities	0	(7,318,360)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(6,500,234)
Cash and cash equivalents, beginning	0	6,500,234
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)	0	(20,913)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	(73,248)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	(94,161)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	73,248
Net cash provided by investing activities	0	73,248
Cash flows from financing activities
Distributions	0	(669,692)
Net cash used in financing activities	0	(669,692)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(690,605)
Cash and cash equivalents, beginning	0	690,605
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)	(12,814)	(68,538)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(44,500)	0
Changes in assets and liabilities
Other assets	(2,148)	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	21,752	29,040
Net cash provided by (used in) operating activities	(37,710)	(39,498)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	44,500	0
Net cash provided by investing activities	44,500	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,790	(39,498)
Cash and cash equivalents, beginning	157,446	196,944
Cash and cash equivalents, ending	164,236	157,446
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)	0	619,372
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	(619,800)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	(428)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	619,800
Net cash provided by investing activities	0	619,800
Cash flows from financing activities
Distributions	0	(2,572,942)
Net cash used in financing activities	0	(2,572,942)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(1,953,570)
Cash and cash equivalents, beginning	0	1,953,570
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	25,000
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)	2,525,949	57,220
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(2,571,228)	(159,553)
Changes in assets and liabilities
Other assets	(74)	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	(78,664)	(135,014)
Net cash provided by (used in) operating activities	(124,017)	(237,347)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	2,571,228	158,324
Net cash provided by investing activities	2,571,228	158,324
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,447,211	(79,023)
Cash and cash equivalents, beginning	193,203	272,226
Cash and cash equivalents, ending	2,640,414	193,203
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)	2,473,777	1,424,616
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(2,492,020)	(1,469,594)
Changes in assets and liabilities
Other assets	(74)	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	4,992	(1,099,287)
Net cash provided by (used in) operating activities	(13,325)	(1,144,265)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	2,492,020	1,469,594
Net cash provided by investing activities	2,492,020	1,469,594
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,478,695	325,329
Cash and cash equivalents, beginning	561,941	236,612
Cash and cash equivalents, ending	3,040,636	561,941
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)	(43,305)	214,215
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(20,800)	(284,500)
Changes in assets and liabilities
Other assets	(74)	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	24,102	(244,156)
Net cash provided by (used in) operating activities	(40,077)	(314,441)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	20,800	284,500
Net cash provided by investing activities	20,800	284,500
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(19,277)	(29,941)
Cash and cash equivalents, beginning	148,344	178,285
Cash and cash equivalents, ending	129,067	148,344
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)	0	1,497,913
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	(1,555,642)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	(57,729)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	1,555,642
Net cash provided by investing activities	0	1,555,642
Cash flows from financing activities
Distributions	0	(5,893,687)
Net cash used in financing activities	0	(5,893,687)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(4,395,774)
Cash and cash equivalents, beginning	0	4,395,774
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)	0	527,639
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	(581,982)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	(24,706)
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	(79,049)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	581,982
Net cash provided by investing activities	0	581,982
Cash flows from financing activities
Distributions	0	(3,044,292)
Net cash used in financing activities	0	(3,044,292)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(2,541,359)
Cash and cash equivalents, beginning	0	2,541,359
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)	0	1,440,353
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	(1,506,757)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	(66,404)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	1,506,757
Net cash provided by investing activities	0	1,506,757
Cash flows from financing activities
Distributions	0	(2,939,459)
Net cash used in financing activities	0	(2,939,459)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(1,499,106)
Cash and cash equivalents, beginning	0	1,499,106
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)	0	2,844,772
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0	(2,962,474)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	(9,500)
Accounts payable - affiliates	0	(2,224,213)
Net cash provided by (used in) operating activities	0	(2,351,415)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	2,962,372
Net cash provided by investing activities	0	2,962,372
Cash flows from financing activities
Distributions	0	(804,301)
Net cash used in financing activities	0	(804,301)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(193,344)
Cash and cash equivalents, beginning	0	193,344
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)	13,924	(28,195)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(98,100)	(28,040)
Changes in assets and liabilities
Other assets	(437)	0
Accounts payable and accrued expenses	1	0
Accounts payable - affiliates	43,016	134,220
Net cash provided by (used in) operating activities	(41,596)	77,985
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	98,100	28,040
Net cash provided by investing activities	98,100	28,040
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	56,504	106,025
Cash and cash equivalents, beginning	352,239	246,214
Cash and cash equivalents, ending	408,743	352,239
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)	663,263	307,410
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(722,454)	(401,094)
Changes in assets and liabilities
Other assets	11,218	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	36,736	0
Net cash provided by (used in) operating activities	(11,237)	(93,684)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	722,200	401,094
Net cash provided by investing activities	722,200	401,094
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	710,963	307,410
Cash and cash equivalents, beginning	1,607,893	1,300,483
Cash and cash equivalents, ending	2,318,856	1,607,893
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)	50,372	1,170,010
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(186,635)	(1,277,506)
Changes in assets and liabilities
Other assets	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	(168,259)
Net cash provided by (used in) operating activities	(136,263)	(275,755)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	186,635	1,277,506
Net cash provided by investing activities	186,635	1,277,506
Cash flows from financing activities
Distributions	(1,466,663)	0
Net cash used in financing activities	(1,466,663)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,416,291)	1,001,751
Cash and cash equivalents, beginning	1,416,291	414,540
Cash and cash equivalents, ending	0	1,416,291
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)	488,406	2,918,827
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(612,172)	(3,092,325)
Changes in assets and liabilities
Other assets	(205)	0
Accounts payable and accrued expenses	(3,974)	4,000
Accounts payable - affiliates	36,818	(2,714,154)
Net cash provided by (used in) operating activities	(91,127)	(2,883,652)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	612,172	3,092,325
Net cash provided by investing activities	612,172	3,092,325
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	521,045	208,673
Cash and cash equivalents, beginning	321,693	113,020
Cash and cash equivalents, ending	842,738	321,693
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)	57,082	446,137
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(214,717)	(673,509)
Changes in assets and liabilities
Other assets	(2,627)	0
Accounts payable and accrued expenses	(12,000)	(504,110)
Accounts payable - affiliates	(607,163)	17,487
Net cash provided by (used in) operating activities	(779,425)	(713,995)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	214,717	656,785
Net cash provided by investing activities	214,717	656,785
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(564,708)	(57,210)
Cash and cash equivalents, beginning	859,371	916,581
Cash and cash equivalents, ending	294,663	859,371
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0	0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)	(49,738)	(102,687)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(113,326)	(43,000)
Changes in assets and liabilities
Other assets	(1,245)	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	72,504	209,196
Net cash provided by (used in) operating activities	(91,805)	63,509
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	113,326	43,000
Net cash provided by investing activities	113,326	43,000
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,521	106,509
Cash and cash equivalents, beginning	427,684	321,175
Cash and cash equivalents, ending	449,205	427,684
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	$ 0	$ 0